LOANS PAYABLE	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
LOANS PAYABLE

Loans payable to related parties, were received from a director of the Company and others closely associated persons or businesses. These funds were provided as cash loans to cover operating expenses and as payment for services provided.

Loans payable to the past president totaled $5, 309 made up of principal amounting to $3,660 and accrued interest of $1,649.

Loans payable to a closely associated business totaled $52,321; made up of principal amounting to $45,949 and accrued interest amounting to $6,372.

In aggregate, Loans Payable Related Parties to March 31, 2014 totaled $57,629 made up of $49,609 for principal and $8,021 for accrued interest.